Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Restricted Stock Units
(in thousands except exercise price and contractual term)	Shares	Weighted Average Grant Date Fair Value
RSUs outstanding at December 31, 2021	241	$3.41
RSUs granted	405	2.26
RSUs released	(241)	3.41
RSUs forfeited	-	0.00
RSUs outstanding at December 31, 2022	405	$2.26
Weighted average remaining recognition period in years	3.5
Unamortized stock-based compensation expense (as adjusted)	$847

Stock option activity
(in thousands except exercise price and contractual term)	Shares	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Contractual Term
Options outstanding at December 31, 2021	44,920	$1.78	-	-
Options granted	8,010	3.84	-	-
Options exercised	(634)	0.57	-	-
Options cancelled	(2,720)	3.08	-	-
Options outstanding at December 31, 2022	49,576	$2.06	$14,364	4.52 years
Options exercisable at December 31, 2022	24,626	$1.44	$10,713	4.49 years
Vested and expected to vest at December 31, 2022	49,576	$2.06	$14,364	4.52 years

Schedule of assumptions of stock options granted
	Years Ended December 31,
	2022	2021
Weighted risk-free interest rate [1]	2.5%	0.4%
Weighted-average volatility [2]	257%	412%
Weighted expected dividend yield [3]	-%	-%
Weighted expected term (in years) [4]	4.2	3.4

Warrant activity
(in thousands except exercise price and contractual life)	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Warrants outstanding at January 1, 2021	19,845	$1.26	3.5 years
Issued	4,240	4.00	2.1 years
Exercised	-	-	N/A
Expired	-	-	N/A
Warrants outstanding at December 31, 2021	24,085	$1.74	3.0 years
Warrants exercisable at December 31, 2021	24,085	$1.74	3.0 years
Issued	2,000	8.50	2.8 years
Exercised	(8,183)	(1.59)	N/A
Expired	-	-	N/A
Warrants outstanding at December 31, 2022	17,902	$2.56	1.8 years
Warrants exercisable at December 31, 2022	17,902	$2.56	1.8 years

Schedule of non-cash stock-based compensation expense
	Years Ended December 31,
(in thousands)	2022 (As Adjusted)	2021 (As Adjusted)
Stock-based compensation	$26,499	$21,801
Income tax benefit (1)	856	1,633
After-tax stock-based compensation expense	$25,643	$20,168